Summary of Significant Accounting Policies and Practices - Schedule of Estimated Useful Lives (Details)	Mar. 31, 2025
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years